Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions

Prior to the Merger, WRECO was a wholly-owned subsidiary of Weyerhaeuser. Weyerhaeuser provided certain services including payroll processing and related employee benefits, other corporate services such as corporate governance, cash management and other treasury services, administrative services such as government relations, tax, internal audit, legal, accounting, human resources and equity-based compensation plan administration, lease of office space, aviation services and insurance coverage. WRECO was allocated a portion of Weyerhaeuser corporate general and administrative costs on either a proportional cost or usage basis.

Weyerhaeuser-allocated corporate general and administrative expenses were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Weyerhaeuser-allocated costs	$10,735	$22,884	$20,547

These expenses may not be indicative of the actual level of expense WRECO would have incurred if it had operated as an independent company or of expenses expected to be incurred in the future after the Closing Date.

During the year ended December 31, 2014 and prior to the Merger, WRECO sold $4.8 million of mineral rights and $21.2 million of land to Weyerhaeuser.

As of December 31, 2013, there were balances owed to Weyerhaeuser including accounts payable to Weyerhaeuser of $18.9 million, which is recorded in accounts payable on the accompanying consolidated balance sheet, $16.6 million of income tax liability to Weyerhaeuser, which is recorded in accrued expenses and other liabilities on the accompanying balance sheet and $834.6 million of debt payable to Weyerhaeuser, which is recorded on the face of the accompanying balance sheet. All amounts owed to Weyerhaeuser were settled on the Closing Date in connection with the Merger.

TRI Pointe has certain liabilities with Weyerhaeuser related to a tax sharing agreement executed in connection with the Merger. The liabilities under the tax sharing agreement relate to a portion of the California net operating loss generated prior to the Merger that are expected to be realized after July 7, 2014; federal tax credits generated prior to the Merger that are expected to be realized after July 7, 2014; and deductions for stock option awards granted through December 31, 2013 that are expected to be realized after July 7, 2014.  As of December 31, 2014, we had an income tax liability to Weyerhaeuser of $15.7 million which is recorded in accrued expenses and other liabilities on the accompanying balance sheet.